Form N-1A Cover	Dec. 19, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Invesco India Exchange-Traded Fund Trust
Entity Central Index Key	0001419139
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 19, 2025
Prospectus Date	Feb. 28, 2025